S000016655 [Member] Investment Strategy - Franklin Multi-Asset Growth Fund	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund is a fund of funds—it invests in other mutual funds, exchange-traded funds (“ETFs”) and closed-end funds (such funds collectively referred to as “underlying funds”). The fund is managed as an asset allocation program and allocates its assets among underlying funds managed by the manager and its affiliates, including other Franklin Templeton investment managers. The fund may also invest in underlying funds managed by unaffiliated investment advisers. When selecting underlying funds to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Franklin Templeton affiliated underlying funds, provided that appropriate products are available.
The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under normal market conditions, the portfolio managers will allocate between 70% to 100% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the fund’s assets to underlying funds that invest in fixed income and fixed income-like strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. For underlying funds that invest in both equity and fixed income securities, and/or invest in alternative investments, the fund’s portfolio managers will make a reasonable determination to assign such underlying fund, or a percentage of such underlying fund, to the equity or fixed income asset class depending upon the underlying fund’s overall asset class exposures and/or volatility profile. The underlying fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.
The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark as defined under “Performance” below.
The underlying funds have a range of investment styles and focuses. The underlying funds may invest in U.S., foreign and/or emerging markets, may engage in derivative transactions, and may take both long and short positions in securities. The underlying equity funds may include exposure to any market capitalization or investment style, including growth or value strategies. The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements. The underlying fixed income funds include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The underlying fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The underlying funds may have exposure to non-traditional, alternative investments, including commodities, real estate assets and infrastructure assets, among other types of alternative asset classes. The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.